Description of Plan (Details) - 001	12 Months Ended
Dec. 31, 2025 USD ($) Rate
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
Employee Benefit Plans Vesting Percentage	100.00%
Vested Interest Distribution Rollover | $	$ 7,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount | $	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount | $	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Notes Receivable From Participants Loan Term	5 years
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
Employee Benefit Plan Participant Contribution Automatic Increase In Deferral Rate	1.00%
Maximum
EBP, Description of Plan [Line Items]
Employee Benefit Plan Participant Contribution Automatic Increase In Deferral Rate	15.00%